INTEGRITY GROWTH & INCOME FUND
Schedule of Investments April 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS (99.0%)

Communication Services (1.9%)
AT&T Inc	65,000	$1,800,500
		1,800,500
Consumer Discretionary (4.5%)
Home Depot Inc/The	6,000	2,162,940
Lowe's Cos Inc	10,000	2,235,600
		4,398,540
Consumer Staples (6.2%)
Kimberly Clark Corp	21,000	2,767,380
PepsiCo Inc	11,000	1,491,380
Target Corp	18,000	1,740,600
		5,999,360
Energy (2.0%)
Kinder Morgan Inc/DE	75,000	1,972,500
		1,972,500
Financials (17.8%)
Bank of America Corp	30,000	1,196,400
JPMorgan Chase & Co	12,000	2,935,440
Mastercard Inc	7,000	3,836,420
PNC Financial Services Group Inc/The	10,000	1,606,900
S&P Global Inc	5,000	2,500,250
Visa Inc	15,000	5,182,500
		17,257,910
Health Care (5.5%)
*Edwards Lifesciences Corp	20,000	1,509,800
Thermo Fisher Scientific Inc	5,000	2,145,000
UnitedHealth Group Inc	4,000	1,645,760
		5,300,560
Industrials (12.7%)
Caterpillar Inc	4,000	1,237,080
Deere & Co	5,000	2,317,800
FedEx Corp	7,000	1,472,310
Waste Management Inc	13,000	3,033,680
Trane Technologies PLC	11,000	4,216,410
		12,277,280
Information Technology (40.0%)
*Advanced Micro Devices Inc	17,000	1,654,950
Apple Inc	21,000	4,462,500
Cisco Systems Inc	45,000	2,597,850
*Cloudflare Inc	21,000	2,536,380
*DigitalOcean Holdings Inc	65,000	2,008,500
Intuit Inc	5,000	3,137,350
KLA Tencor Corp	6,000	4,216,140
Lam Research Corp	40,000	2,866,800
Microsoft Corp	6,000	2,371,560
NVIDIA Corp	65,000	7,079,800
QUALCOMM Inc	20,000	2,969,200
*CyberArk Software Ltd	4,000	1,408,640
*Monday.com Ltd	5,000	1,404,950
		38,714,620
Materials (3.1%)
Air Products & Chemicals Inc	11,000	2,981,990

Utilities (5.3%)
Exelon Corp	60,000	2,814,000
NextEra Energy Inc	35,000	2,340,800
		5,154,800

TOTAL INVESTMENTS (Cost $53,265,770)		$95,858,060

OTHER ASSETS LESS LIABILITIES (1.0%)		$964,344

NET ASSETS (100.0%)		$96,822,404

*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Growth & Income Fund
Investments at cost	$53,265,770
Unrealized appreciation	$43,799,120
Unrealized depreciation	(1,206,830)
Net unrealized appreciation/(depreciation)*	$42,592,290

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$95,858,060.00	$-	$-	$95,858,060.00
Total	$95,858,060.00	$-	$-	$95,858,060.00